Variable Interest Entities - New Markets Tax Credit Entities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entities
Indemnification amount for any loss or recapture	$ 23.0
Tax credit recaptures	0.0
March 21, 2017
Variable Interest Entities
Loan to Investment Fund	$ 6.7
Interest Rate on Loan to Investment Fund	1.00%
December 22, 2017
Variable Interest Entities
Loan to Investment Fund	$ 10.4
Interest Rate on Loan to Investment Fund	1.00%
October 2, 2019
Variable Interest Entities
Loan to Investment Fund	$ 4.8
Interest Rate on Loan to Investment Fund	1.00%
November 24, 2020
Variable Interest Entities
Loan to Investment Fund	$ 11.5
Interest Rate on Loan to Investment Fund	1.00%
March 29, 2022
Variable Interest Entities
Loan to Investment Fund	$ 13.2
Interest Rate on Loan to Investment Fund	1.00%
December 21, 2022
Variable Interest Entities
Loan to Investment Fund	$ 5.9
Interest Rate on Loan to Investment Fund	1.00%
May 2, 2023
Variable Interest Entities
Loan to Investment Fund	$ 6.4
Interest Rate on Loan to Investment Fund	1.30%
Unicom
Variable Interest Entities
Restricted cash	$ 1.0	$ 18.0
Unicom | March 21, 2017
Variable Interest Entities
Loan to Unicom	$ 9.8
Interest rate	0.70%
Unicom | December 22, 2017
Variable Interest Entities
Loan to Unicom	$ 14.7
Unicom | October 2, 2019
Variable Interest Entities
Loan to Unicom	$ 6.7
Interest rate	1.80%
Unicom | November 24, 2020
Variable Interest Entities
Loan to Unicom	$ 15.8
Interest rate	0.80%
Unicom | March 29, 2022
Variable Interest Entities
Loan to Unicom	$ 18.2
Unicom | December 21, 2022
Variable Interest Entities
Loan to Unicom	$ 8.2
Interest rate	1.40%
Unicom | May 2, 2023
Variable Interest Entities
Loan to Unicom	$ 9.0
Interest rate	1.00%
Unicom | Minimum | December 22, 2017
Variable Interest Entities
Interest rate	0.70%
Unicom | Minimum | March 29, 2022
Variable Interest Entities
Interest rate	0.70%
Unicom | Maximum | December 22, 2017
Variable Interest Entities
Interest rate	1.20%
Unicom | Maximum | March 29, 2022
Variable Interest Entities
Interest rate	1.40%
Bank | March 21, 2017
Variable Interest Entities
Bank Investment	$ 3.3
Bank | December 22, 2017
Variable Interest Entities
Bank Investment	5.1
Bank | October 2, 2019
Variable Interest Entities
Bank Investment	2.2
Bank | November 24, 2020
Variable Interest Entities
Bank Investment	4.9
Bank | March 29, 2022
Variable Interest Entities
Bank Investment	5.6
Bank | December 21, 2022
Variable Interest Entities
Bank Investment	2.6
Bank | May 2, 2023
Variable Interest Entities
Bank Investment	$ 2.8